Share capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share capital
18.	Share capital
The authorized share capital of Turquoise Hill consists of an unlimited number of Common Shares without par value and an unlimited number of Preferred Shares. As at both December 31, 2019 and 2018, there were 2,012,314,469 Common Shares and no Preferred Shares issued and outstanding.